Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	¥ 51,422	¥ 56,061	¥ 49,789	¥ 57,048
Interest income on impaired loans		289	200	475	352
Interest on impaired loans collected in cash		284	151	434	278
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	21,635	17,745	20,346	17,385
Interest income on impaired loans		113	149	221	243
Interest on impaired loans collected in cash		108	103	192	173
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,782	4,250	4,129	4,248
Interest income on impaired loans		48	96	89	134
Interest on impaired loans collected in cash		48	55	87	88
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,007	4,079	4,035	4,086
Interest income on impaired loans		15	15	32	34
Interest on impaired loans collected in cash		14	14	26	27
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	12,846	9,416	12,182	9,051
Interest income on impaired loans		50	38	100	75
Interest on impaired loans collected in cash		46	34	79	58
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	25,178	32,001	24,615	32,972
Interest income on impaired loans		176	50	222	106
Interest on impaired loans collected in cash		176	47	211	102
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	247	197	250	199
Interest income on impaired loans		2	1	4	3
Interest on impaired loans collected in cash		2	1	4	3
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	677	5,262	2,197	5,451
Interest income on impaired loans		0	0	0	6
Interest on impaired loans collected in cash		0	0	0	6
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	2,439	6,215	2,489	6,547
Interest income on impaired loans		9	14	18	27
Interest on impaired loans collected in cash		9	13	18	26
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	1,549	1,669	1,566	1,691
Interest income on impaired loans		9	14	24	28
Interest on impaired loans collected in cash		9	13	18	27
Corporate borrowers | Other Corporate Loan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	20,266	18,658	18,113	19,084
Interest income on impaired loans		156	21	176	42
Interest on impaired loans collected in cash		156	20	171	40
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,609	6,315	4,828	6,691
Interest income on impaired loans		0	1	32	3
Interest on impaired loans collected in cash		¥ 0	¥ 1	¥ 31	¥ 3

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.